Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting
Segment reporting

18. Segment reporting

voxeljet operates in two reportable segments—Systems and Services—which reflect the internal organizational and management structure according to the distinct nature of the two businesses. The Systems business derives its revenues from the manufacture and sale of 3D printers, from the sale of consumables, as well as from lease, maintenance and extended warranty agreements with customers, while the Services business provides customized printed products to customers.

The Management Board of voxeljet is the chief operating decision maker. The chief operating decision maker mainly monitors the Company’s revenues and gross profit, as the performance indicators.

The following table summarizes segment reporting for each of the reporting periods ended December 31. As management’s controlling instruments are mainly revenue‑based, the reporting information does not include a detailed breakdown of all assets and liabilities by category. The sum of the amounts for the two segments equals the total for the Company for each of the years presented.

SEGMENT REPORTING

	Year Ended December 31,
	2020
	(€ in thousands)
			CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	13,159	9,011	(603)	21,567
third party	12,556	9,011	—	21,567
intra-segment	603	—	(603)	—
Cost of sales	(8,115)	(6,697)		(14,812)
Gross profit	4,441	2,314		6,755
Gross profit in %	35.4%	25.7%		31.3%
Operating Expenses				(18,723)
Other operating expenses				(2,799)
Other operating income				1,603
Operating loss				(13,164)
Finance expense				(2,589)
Finance income				184
Financial result				(2,405)
Loss before income taxes				(15,569)
Income tax income (expense)				88
Net loss				(15,481)

	Year Ended December 31,
	2019		2018 (1)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	13,454	11,148	12,248	13,761
Gross profit	4,284	2,892	3,708	5,437
Gross profit in %	31.8%	25.9%	30.3%	39.5%
PPE	13,093	14,250	11,804	15,871

(1) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3  “Summary of significant accounting policies” to the consolidated financial statements.

Systems revenues include revenues from the sales of used 3D printers of kEUR 2,328, kEUR 2,007, and kEUR 1,489 for the years ended December 31, 2020,  2019, and 2018, respectively.

Geographic information

REVENUES BY GEOGRAPHICAL REGION

voxeljet’s revenues and non‑current assets are presented below by geographic region. For purposes of this presentation, revenues are based on the geographic location of customers and assets are based on their geographic location.

voxeljet’s revenues were generated in the following geographical regions for the years reported:

	Year Ended December 31,
	2020	2019	2018
	(€ in thousands)
EMEA	11,466	11,265	14,673
Germany	4,647	4,474	6,605
France	841	1,314	2,667
Great Britain	963	1,224	1,050
Others	5,015	4,253	4,351
Asia Pacific	4,521	6,302	5,450
South Korea	1,787	1,242	888
China	1,101	3,993	2,134
Indonesia	93	55	1,819
Others	1,540	1,012	609
Americas	5,580	7,035	5,886
United States	5,453	6,843	5,802
Others	127	192	84
Total	21,567	24,602	26,009

Revenues generated in the region Asia Pacific included kEUR 1,406 related to Japan for the business year 2020, presented in others. Revenues generated in the region EMEA included kEUR 1,322 related to Russia for the business year 2020, presented in others.

NON‑CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2020	2019 (1) (2)
	(€ in thousands)
EMEA	19,730	23,211
Germany	19,730	23,208
Great Britain	--	3
Asia Pacific	1,609	2,095
Americas	3,751	5,746
United States	3,751	5,746
Total	25,090	31,052

(1) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.